Goodwill and Intangible Assets, including Casino Contracts (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
2014	$ 2,748
2015	2,748
2016	684
2017	29
2018	29
Thereafter	90
Total	$ 6,328